Offsets	Jan. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-291127
Initial Filing Date	Oct. 28, 2025
Fee Offset Claimed	$ 10.27
Explanation for Claimed Amount	Re-submission of Registration Statement. Same transaction.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Galaxy Enterprises Inc. /WY/
Form or Filing Type	S-1
File Number	333-291127
Filing Date	Oct. 28, 2025
Fee Paid with Fee Offset Source	$ 10.27